Filed pursuant to Rule 497(e)
Registration Nos. 033-12213; 811-05037
Pabrai Wagons ETF (the “Fund”)

Supplement dated June 18, 2026
to the Statutory Prospectus and Statement of Additional Information (“SAI”) dated February 9, 2026

Effective June 30, 2026, the exchange listing for the Fund will change from the NYSE, Inc. to NYSE Arca, Inc. As of the effective date, all references in the Fund’s Statutory Prospectus and SAI to the NYSE, Inc. will be replaced with NYSE Arca, Inc.

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Please retain this supplement with your Statutory Prospectus and SAI for future reference.